Document and Entity Information	Apr. 18, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2023
Entity File Number	001-41152
Entity Registrant Name	HEARTLAND MEDIA ACQUISITION CORP.
Entity Central Index Key	0001850529
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2016556
Entity Address, Address Line One	3282 Northside Pkwy
Entity Address, Address Line Two	Suite 275
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30327
City Area Code	470
Local Phone Number	355-1944
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value per share, and one-half of one redeemable warrant
Trading Symbol	HMA.U
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	HMA.WS
Security Exchange Name	NYSE
Common Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	HMA
Security Exchange Name	NYSE